Right of use assets	6 Months Ended
Jun. 30, 2025
Right of use assets

6. Right of use assets:

	June 30,	December 31,
	2025	2024

Beginning Balance	$401	$381

Depreciation	(172)	(333)
New leases	58	353
Adjustment	(19)	-
Ending Balance	$268	$401

During the six months ended June 30, 2025, the Company entered into a new five-year facility lease in Calgary. In determining the lease liability and right of use asset of the new lease, the Company used a rate of 11.06%. The previous lease was terminated early, resulting in a net gain of $27 recognized on derecognition of the right of use asset and the related lease liability.